Summary of maturity schedule of the lease arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureLeaseliabilitiesLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	526.37%
[custom:LeaseWeightedAveragePeriod]		11 years 8 months 12 days
[custom:RecoverableTaxes-0]	$ 318
Lease liabilities	23,043	$ 21,650
Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Lease liabilities	18,439	17,310
BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Lease liabilities	$ 4,604	4,340
Previously Reported [Member] | Vessels [Member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	351.55%
[custom:LeaseWeightedAveragePeriod]	5 years 4 months 24 days
[custom:RecoverableTaxes-0]	$ 205
Lease liabilities	$ 6,201	7,462
Previously Reported [Member] | Others [Member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	150.29%
[custom:LeaseWeightedAveragePeriod]	2 years 6 months
[custom:RecoverableTaxes-0]	$ 16
Lease liabilities	202	262
After Readjustment [Member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Lease liabilities	$ 23,043	21,650
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	431.24%
[custom:LeaseWeightedAveragePeriod]	4 years 8 months 12 days
Lease liabilities	$ 1,431	1,530
After Readjustment [Member] | Vessels [Member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	687.52%
[custom:LeaseWeightedAveragePeriod]	3 years 3 months 19 days
[custom:RecoverableTaxes-0]	$ 76
Lease liabilities	$ 850	794
After Readjustment [Member] | Others [Member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	973.47%
[custom:LeaseWeightedAveragePeriod]	7 years 10 months 25 days
[custom:RecoverableTaxes-0]	$ 14
Lease liabilities	$ 710	212
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
DisclosureLeaseliabilitiesLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	551.94%
[custom:LeaseWeightedAveragePeriod]	14 years 7 months 6 days
Lease liabilities	$ 13,059	10,747
After Readjustment [Member] | Platforms [Member] | BRAZIL
DisclosureLeaseliabilitiesLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	871.84%
[custom:LeaseWeightedAveragePeriod]	2 years 1 month 24 days
[custom:RecoverableTaxes-0]	$ 7
Lease liabilities	$ 590	$ 643